Employee Benefit Plans (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Employee Benefit Plans
Contribution by group	$ 17,727,125	$ 14,174,182	$ 13,475,405